Significant Accounting Policies and Practices (Details) - Schedule of Revenue Disaggregated By Revenue - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disaggregation of Revenue [Line Items]
Net revenue	$ 699,364	$ 1,625,901	$ 1,685,509	$ 2,974,639
Agency (Managed Services, Branded Content, & Talent Management Services) [Member]
Disaggregation of Revenue [Line Items]
Net revenue	192,150	587,916	439,338	1,171,057
Platform (Creator Subscriptions) [Member]
Disaggregation of Revenue [Line Items]
Net revenue	310,377	400,367	609,572	908,600
Ecommerce [Member]
Disaggregation of Revenue [Line Items]
Net revenue	196,837	634,966	607,731	889,690
Affiliate Sales [Member]
Disaggregation of Revenue [Line Items]
Net revenue		2,652	28,868	5,292
Other Revenue [Member]
Disaggregation of Revenue [Line Items]
Net revenue